Financial Instruments - Schedule of Fair Value of Assets and Liabilities (Detail) € in Thousands, $ in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
6.00% senior secured notes due 2020 [member]
Disclosure of fair values and hierarchy [line items]
Financial liability			€ 647,000	€ 657,000
Financial leases [member]
Disclosure of fair values and hierarchy [line items]
Financial liability	€ 54,100
Mortgages [member]
Disclosure of fair values and hierarchy [line items]
Financial liability	51,400
Senior note [member]
Disclosure of fair values and hierarchy [line items]
Financial liability	1,231,700
Carrying value [Member] | 6.00% senior secured notes due 2020 [member]
Disclosure of fair values and hierarchy [line items]
Financial liability			628,141	629,327
Carrying value [Member] | 2017 Senior Secured Revolving Facility [member]
Disclosure of fair values and hierarchy [line items]
Financial liability			99,904
Carrying value [Member] | Financial leases [member]
Disclosure of fair values and hierarchy [line items]
Financial liability	50,374		51,127	51,718
Carrying value [Member] | Mortgages [member]
Disclosure of fair values and hierarchy [line items]
Financial liability	51,382		53,640	54,412
Carrying value [Member] | Other investment [member]
Disclosure of fair values and hierarchy [line items]
Financial liability				(1,942)
Financial asset	7,906		3,693
Carrying value [Member] | Conversion option [Member]
Disclosure of fair values and hierarchy [line items]
Financial asset			0	0
Carrying value [Member] | Senior note [member]
Disclosure of fair values and hierarchy [line items]
Financial liability	(1,188,387)
Carrying value [Member] | Interest rate swap [Member]
Disclosure of fair values and hierarchy [line items]
Financial liability	226		255	367
Level 1 [Member] | 6.00% senior secured notes due 2020 [member]
Disclosure of fair values and hierarchy [line items]
Financial liability			647,000	657,000
Level 1 [Member] | Senior note [member]
Disclosure of fair values and hierarchy [line items]
Financial liability	(1,231,692)
Level 2 [Member] | 2017 Senior Secured Revolving Facility [member]
Disclosure of fair values and hierarchy [line items]
Financial liability			99,904
Level 2 [Member] | Financial leases [member]
Disclosure of fair values and hierarchy [line items]
Financial liability	54,092		54,282	55,625
Level 2 [Member] | Mortgages [member]
Disclosure of fair values and hierarchy [line items]
Financial liability	51,382		53,640	54,412
Level 2 [Member] | Other investment [member]
Disclosure of fair values and hierarchy [line items]
Financial liability				(1,942)
Financial asset			3,693
Level 2 [Member] | Interest rate swap [Member]
Disclosure of fair values and hierarchy [line items]
Financial liability	226		255	367
Level 3 [member] | Other investment [member]
Disclosure of fair values and hierarchy [line items]
Financial asset	€ 7,906	$ 7.5
Level 3 [member] | Conversion option [Member]
Disclosure of fair values and hierarchy [line items]
Financial asset			€ 0	€ 0